Property and Equipment by Geographic Location (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, international	$ 835	$ 874	$ 893
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, united states		578	593
International | United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, international		162	169
International | Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, international		62	59
International | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, international		38	38
International | Asia /Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, international		31	31
International | Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, international		$ 3	$ 3